Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholders’ equity	Non-controlling interests	Total
Balance at Jun. 30, 2022	$ 1,700	$ (1,699)	$ 2,236,677	$ 582,375	$ 2,511,025	$ 82,529	$ 5,412,607	$ (59,970)	$ 5,352,637
Balance (in Shares) at Jun. 30, 2022	17,000,000
Net income (loss)					616,818		616,818	(2,698)	614,120
Appropriation to statutory reserves				172,725	(172,725)
Foreign currency translation adjustment						(422,092)	(422,092)	4,375	(417,717)
Balance at Jun. 30, 2023	$ 1,700	(1,699)	2,236,677	755,100	2,955,118	(339,563)	5,607,333	(58,293)	5,549,040
Balance (in Shares) at Jun. 30, 2023	17,000,000
Net income (loss)					(1,371,141)		(1,371,141)	(2,746)	(1,373,887)
Foreign currency translation adjustment						80,656	80,656	(812)	79,844
Balance at Jun. 30, 2024	$ 1,700	(1,699)	2,236,677	755,100	1,583,977	(258,907)	4,316,848	(61,851)	4,254,997
Balance (in Shares) at Jun. 30, 2024	17,000,000
Net income (loss)					(1,013,575)		(1,013,575)	(2,004)	(1,015,579)
Shares issued in connection with initial public offering	$ 175		4,594,724				4,594,899		4,594,899
Shares issued in connection with initial public offering (in Shares)	1,748,000
Appropriation to statutory reserves				44,996	(44,996)
Foreign currency translation adjustment						(20,197)	(20,197)	274	(19,923)
Balance at Jun. 30, 2025	$ 1,875	$ (1,699)	$ 6,831,401	$ 800,096	$ 525,406	$ (279,104)	$ 7,877,975	$ (63,581)	$ 7,814,394
Balance (in Shares) at Jun. 30, 2025	18,748,000